LEASES - Lease Future Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 64
2023	53
2024	41
2025	38
2026	34
Thereafter	100
Total	330
Less: Imputed interest	66
Present value of remaining lease payments	264	$ 279
Less: Current portion	50	52
Non-current portion	$ 214	$ 227